Accounts Receivable, Net	12 Months Ended
Dec. 31, 2018
ACCOUNTS RECEIVABLE, NET [Abstract]
Accounts Receivable, Net

8. ACCOUNTS RECEIVABLE, NET

The carrying amounts of accounts receivable of the Group are as follows:

	As of December 31, (in thousands)
	2017	2018
Accounts receivable, gross	$94,987	$62,736
Allowance for doubtful accounts	(3,351)	(5,347)

Accounts receivable, net	$91,636	$57,389

The following table sets forth the Group’s allowance for doubtful accounts for the years ended 2016, 2017 and 2018.

	Balance at January 1, (in thousands)	Additional provision for bad debt, net of recoveries (in thousands)	Write-off of receivable balances (in thousands)	Balance at December 31, (in thousands)
2016	1,174	1,615	(1,371)	1,418
2017	1,418	2,083	(150)	3,351
2018	3,351	2,871	(875)	5,347